Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	BOSTON TRUST & WALDEN FUNDS
Central Index Key	0000882748
Amendment Flag	false
Document Creation Date	Jul. 28, 2015
Document Effective Date	Aug. 01, 2015
Prospectus Date	Aug. 01, 2015
BOSTON TRUST ASSET MANAGEMENT FUND | BOSTON TRUST ASSET MANAGEMENT FUND
Prospectus:
Trading Symbol	BTBFX
BOSTON TRUST EQUITY FUND | BOSTON TRUST EQUITY FUND
Prospectus:
Trading Symbol	BTEFX
Boston Trust Midcap Fund | Boston Trust Midcap Fund
Prospectus:
Trading Symbol	BTMFX
Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund
Prospectus:
Trading Symbol	BTSMX
BOSTON TRUST SMALL CAP FUND | BOSTON TRUST SMALL CAP FUND
Prospectus:
Trading Symbol	BOSOX
WALDEN ASSET MANAGEMENT FUND | WALDEN ASSET MANAGEMENT FUND
Prospectus:
Trading Symbol	WSBFX
WALDEN EQUITY FUND | WALDEN EQUITY FUND
Prospectus:
Trading Symbol	WSEFX
Walden Midcap Fund | Walden Midcap Fund
Prospectus:
Trading Symbol	WAMFX
Walden SMID Cap Innovations Fund | Walden SMID Cap Innovations Fund
Prospectus:
Trading Symbol	WASMX
Walden Small Cap Innovations Fund | Walden Small Cap Innovations Fund
Prospectus:
Trading Symbol	WASOX
Walden International Equity Fund | Walden International Equity Fund
Prospectus:
Trading Symbol	WIEFX